COMMITMENTS (Schedule of Operating Lease) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease	¥ 1,891
Within 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease	1,245
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease	¥ 646